Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax [Abstract]
Income tax income	$ 9,656	$ 3,906
Loss before income tax	$ (15,629)	$ (13,748)